Document and Entity Information	6 Months Ended
Jun. 30, 2019
Document And Entity Information
Entity Registrant Name	CHINA NATURAL RESOURCES INC
Entity Central Index Key	0000793628
Document Type	6-K/A
Amendment Description	Explanatory Note: On October 31, 2019, China Natural Resources, Inc. (the "Company") furnished a Form 6-K including interim financial statements for the three and six months ended June 30, 2019. This Form 6-K/A is furnished to include as exhibits the XBRL Data Files for the interim financial statements. The XBRL Data Files should be read in conjunction with the interim financial statements included in the Form 6-K furnished on October 31, 2019.
Document Period End Date	Jun. 30, 2019
Amendment Flag	true
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2019